Ariel Focus Fund
Ariel Focus Fund
INVESTMENT OBJECTIVE
Ariel Focus Fund’s fundamental objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel Focus Fund (the “Fund”).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Ariel Focus Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ariel Focus Fund		Investor Class	Institutional Class
Management fees		0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.30%	0.21%
Total annual fund operating expenses	[1]	1.20%	0.86%
Less fee waiver or expense reimbursement		(0.20%)	(0.11%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.00%	0.75%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit the Fund’s total annual fund operating expenses to 1.00% of net assets for the Investor Class and 0.75% of net assets for the Institutional Class through the end of the fiscal year ending September 30, 2020. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2020.

The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2020. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.
Expense Example - Ariel Focus Fund - USD ($)	1-Year	3-Year	5-Year	10-Year
Investor Class	102	340	620	1,418
Institutional Class	77	252	455	1,040

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
The Fund invests primarily in equity securities of companies of any size in order to provide investors access to superior opportunities in companies of all market capitalizations. The essence of the Fund’s strategy is a combination of patience and stock selection. The Fund seeks to hold investments for a relatively long period of time — generally three to five years or more. However, the holding period may vary for any particular stock.

The Fund seeks to invest primarily in quality companies that are trading at low multiples of their actual or projected earnings. The Fund only buys companies when Ariel Investments, LLC (“Ariel” or the “Adviser”) believes that they are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams, and solid financials. A high barrier to entry may exist where, for example, significant capital is required for new companies to enter a particular marketplace, thus giving companies already within the marketplace a perceived competitive advantage. Ariel’s strategy to focus on a limited number of companies and industries is designed to add value in areas in which we have expertise. We believe this approach creates a portfolio of well-researched stocks. As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor — generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth. The primary reasons we will sell a stock are: (i) if its valuation reaches our determination of its private market value, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.

The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns. We believe these industries may be more likely to face shrinking growth prospects, litigation costs and legal liability that cannot be quantified.

The Fund is a non-diversified fund, which means that the Fund could hold as few as 12 securities in its portfolio. However, the Fund generally will hold 20-30 securities.
PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  As a non-diversified fund that holds relatively few stocks, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance.
  Small- and mid-capitalization (“small/mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.
  Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.
  The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.
PERFORMANCE
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Russell 1000® Value Index, which reflects the market in which the Fund invests, and the S&P 500® Index, a broad measure of market performance. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
<b>Total return for the year ended December 31

Best Quarter:	2Q ‘09	+	22.87%
Worst Quarter:	4Q ‘18	-	19.79%

Average annual total returns as of December 31, 2018
Average Annual Total Returns - Ariel Focus Fund	1-Year	5-Year	10-Year		Since Inception		Inception Date
Investor Class	(13.28%)	2.35%	9.38%		4.57%		Jun. 30, 2005
Investor Class | return after taxes on distributions	(14.60%)	0.54%	8.23%		3.68%		Jun. 30, 2005
Investor Class | return after taxes on distributions and sale of fund shares	(6.71%)	1.71%	7.65%		3.62%		Jun. 30, 2005
Institutional Class	(13.02%)	2.60%	9.58%	[1]	4.71%	[1]	Dec. 30, 2011
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	(8.27%)	5.95%	11.18%		6.50%		Jun. 30, 2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(4.38%)	8.49%	13.12%		7.90%		Jun. 30, 2005
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.